Income Taxes - Components and reconciliation of the income tax expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended					36 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 CNY (¥)
Income Taxes
Current income tax expenses or benefits	¥ 0		¥ 0	$ 0	¥ 0
Deferred income tax expenses or benefits	0	$ 0	0			¥ 0
Reconciliations of the income tax expenses
Loss before income tax expenses	¥ (7,179,742)	$ (1,100,344)	¥ (6,967,603)		¥ (10,217,125)
PRC statutory tax rate (in percent)	25.00%	25.00%	25.00%	25.00%	25.00%
Income tax benefits at PRC statutory tax rate	¥ (1,794,935)	$ (275,086)	¥ (1,741,901)		¥ (2,554,281)
International tax rate differential	1,077,383	165,116	735,028		1,779,100
Preferential tax rate	57,483	8,810	358,796		197,828
Non-deductible expenses	108	17	(5,980)		36,726
Non-taxable income	(164,120)	(25,153)	(61,151)		(20,973)
Deferred tax items tax rate differential	(110,821)	(16,984)	(570,382)		(34,236)
Additional deduction of research and development expenses	(124,858)	(19,135)	(67,628)		(22,672)
Change in valuation allowance	1,059,760	162,415	1,353,218		618,508
Income tax expenses	¥ 0	$ 0	¥ 0		¥ 0